Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax charge/(credit)
Current year	£ 1,467	£ 1,255	£ 1,037
Adjustments in respect of prior years	317	31	(45)
Total	1,784	1,286	992
Deferred tax (credit)/charge
Current year	(352)	(830)	86
Adjustments in respect of prior years	(244)	148	(75)
Total	(596)	(682)	11
Tax charge	£ 1,188	£ 604	£ 1,003